Short-term Borrowings and Long-term Debt (Details) $ in Millions	12 Months Ended
	Jan. 31, 2017 USD ($) Financial_institution	Jan. 31, 2016 USD ($) Financial_institution
Debt Instrument [Line Items]
Short-term borrowings	$ 1,099	$ 2,708
Short-term Debt, Weighted Average Interest Rate	6.20%	2.30%
Number Of Financial Institutions Committing To Lend Funds Under Lines Of Credit | Financial_institution	23	23
Available	$ 12,500	$ 15,000
Letters of Credit Outstanding, Amount	3,600	4,500
Secured Long-term Debt, Noncurrent	14	13
Carrying Value Of Property Collateralizing Long Term Debt	$ 82	131
Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	10.00%
Line of Credit Facility, Commitment Fee Percentage	1.50%
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	75.00%
Line of Credit Facility, Commitment Fee Percentage	4.00%
Put Option [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 500	$ 500